Long-term Debt - Convertible notes 2020 (Details) - Evolv Technologies Holdings, Inc. - 2020 Convertible Notes - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gross proceeds from issuance	$ 2.0
Stated interest rate	6.00%
Additional gross proceeds made available upon achievement of the integration milestone	$ 2.0
Minimum gross proceeds from sale of preferred stock required for conversion	$ 10.0
Conversion price as percentage of the price per share paid by the other investors	80.00%
Embedded derivative fair value	$ 1.0
Initial carrying value	3.0
Accrued interest, current		$ 0.1	$ 0.1	$ 0.1
Total interest incurred		$ 0.1	$ 0.3	$ 0.1
Series B-1 Preferred Stock
Debt Instrument [Line Items]
Minimum gross proceeds from sale of preferred stock required for conversion	$ 10.0